Leases - Rent expense (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases
Rent expense	$ 4,300	$ 3,936	$ 3,435